UNAUDITED CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Interest income
Loans, held-for-investment	$ 27,009	$ 31,623	$ 90,118	$ 88,710
Loans, held at fair value	3,950	4,947	9,784	12,287
Loans, held for sale, at fair value	164	94	352	148
Mortgage backed securities, at fair value	767	2,981	4,028	8,998
Total interest income	31,890	39,645	104,282	110,143
Interest expense
Borrowings under credit facilities	(2,367)	(1,350)	(6,397)	(6,869)
Promissory note payable	(18)		(85)
Securitized debt obligations	(4,233)	(2,996)	(13,174)	(7,261)
Borrowings under repurchase agreements	(4,141)	(4,355)	(11,686)	(12,372)
Guaranteed loan financing	(3,338)	(4,923)	(10,701)	(8,210)
Total interest expense	(14,097)	(13,624)	(42,043)	(34,712)
Net interest income before provision for loan losses	17,793	26,021	62,239	75,431
Provision for loan losses	(488)	(4,112)	(4,689)	(15,859)
Net interest income after provision for loan losses	17,305	21,909	57,550	59,572
Other income (expense)
Other income	1,729	3,999	5,335	9,985
Servicing income, net of amortization and impairment of $1,850 and $6,079 for the three and nine months ended September 30, 2016, and $2,855 and $6,439 for the three and nine months ended September 30, 2015, respectively	1,661	994	4,420	5,377
Employee compensation and benefits	(4,822)	(4,934)	(14,005)	(14,015)
Allocated employee compensation and benefits from related party	(900)	(596)	(2,700)	(1,808)
Professional fees	(3,120)	(1,567)	(8,573)	(5,827)
Management fees - related party	(1,793)	(1,841)	(5,464)	(5,424)
Incentive fees - related party		(681)		(1,073)
Loan servicing expense	(1,830)	(771)	(3,889)	(3,640)
Operating expenses	(3,373)	(3,448)	(11,185)	(8,349)
Total other income (expense)	(12,448)	(8,845)	(36,061)	(24,774)
Net realized gain on financial instruments	2,454	2,989	3,720	2,368
Net unrealized gain (loss) on financial instruments	3,557	(325)	5,800	2,855
Net income from continued operations before income tax provisions	10,868	15,728	31,009	40,021
Provision for income taxes	(1,297)	(2,682)	(3,326)	(5,179)
Net income (loss) from continuing operations	9,571	13,046	27,683	34,842
Discontinued operations
Loss from discontinued operations (including gain on disposal of $267 for the nine months ended September 30, 2016)		(857)	(576)	(2,683)
Income tax benefit		1,243	225	3,740
Income (loss) from discontinued operations		386	(351)	1,057
Net income	9,571	13,432	27,332	35,899
Less: Net income attributable to non-controlling interest	777	1,118	2,217	2,871
Net income attributable to Sutherland Asset Management Corporation	$ 8,794	$ 12,314	$ 25,115	$ 33,028
Earnings (loss) per share:
Continuing operations	$ 0.28	$ 0.39	$ 0.82	$ 1.05
Discontinued operations		$ 0.01	$ (0.01)	$ 0.03
Basic weighted average shares outstanding	30,960,370	30,539,376	30,960,370	30,539,376